Note 18 - Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
NOTE 18.	TRADE AND OTHER PAYABLES

[US$ thousands]	As of December 31,
Trade and other payables	2019	2020
Trade payables due to related parties (1)	28,864	4,685
Other trade payables	19,813	17,764
Employee withholding tax	325	1,044
VAT	7,361	1,162
Payroll tax (2)	761	799
Total	57,125	25,454

(
1
)
 See Note
26
for more information.

(
2
)
 Includes accruals for social security costs related to share-based remuneration.

For a schedule of maturities for trade and other payables, see Note
20.